DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS (Deposits For Non-Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Deposit for purchase of property, plant and equipment	$ 131	$ 242
Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Deposit for purchase of property, plant and equipment	$ 131	$ 242